NET LOSS PER COMMON SHARE (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended				1 Months Ended	2 Months Ended	1 Months Ended			2 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 05, 2013 Convertible Series E Preferred Stock	Jul. 31, 2014 Convertible Series E Preferred Stock	Apr. 30, 2014 Convertible Series E Preferred Stock	Mar. 31, 2014 Convertible Series E Preferred Stock	Sep. 30, 2014 Convertible Series E Preferred Stock	Dec. 31, 2013 Convertible Series E Preferred Stock	Dec. 31, 2012 Convertible Series E Preferred Stock	Oct. 31, 2014 Convertible Series E Preferred Stock Subsequent Event	Mar. 31, 2014 Convertible Series E Preferred Stock Subsequent Event	Oct. 31, 2014 Convertible Series E Preferred Stock Maximum [Member] Subsequent Event	Oct. 31, 2014 Convertible Series E Preferred Stock Minimum [Member] Subsequent Event	Oct. 31, 2014 Common Stock Subsequent Event	Mar. 31, 2014 Common Stock Subsequent Event
Net Loss Per Common Shares [Line Items]
Conversion price per share of common stock (in dollars per share)								$ 0.33	$ 0.33	$ 0.33	$ 0.33						$ 0.33	$ 0.28		$ 0.33
Other preferred stock dividends and adjustments	$ 0	$ 4,101,659	$ 0	$ 4,101,659	$ 4,101,659	$ 2,702,777	$ 10,088,832								$ 1,700,000
Preferred stock, Outstanding (in shares)												9,425	11,185	0
Number of common shares issued upon conversion								3,000	3,000	3,000	3,000								33,324,114	3,000
Common stock prior to adjustment																			28,275,000
Number of share of preferred stock converted in common shares									181	50	1,529					1,473			3,535,714